Plan Description (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Service period	90 days
Percentage of eligible compensation, automatically enrolled	3.00%
Percentage of contributions invested	20.00%
Percentage of current elective contribution invested	20.00%
Employee contributions matching percentage	60.00%
Participant compensation matched, percentage	7.00%
Employer vesting percentage	100.00%
Maximum borrowing amount percentage	50.00%
Maximum vested account balance	$ 50,000
Forfeited contributions, decrease	281,854
Forfeited nonvested accounts	$ 15,257	$ 30,630
EBP, Vesting, First Year Of Service
EBP, Description of Plan [Line Items]
Employer vesting percentage	20.00%
Vesting service period	1 year
EBP, Vesting, Second Tranche Of Service
EBP, Description of Plan [Line Items]
Employer vesting percentage	20.00%
Vesting service period	5 years
Minimum
EBP, Description of Plan [Line Items]
Interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Interest rate	9.50%